Principal Accounting Policies - Schedule of Fair value Level 3 Investment (Details) - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair value of Level 3 investment at the beginning of the year	$ 158,017	¥ 1,100,080	¥ 0
Addition	70,973	494,100	1,547,135
Decrease	(114,279)	(795,587)	(457,564)
The change in fair value of the investments	3,932	27,377	10,509
Fair value of Level 3 investment at the end of the year	$ 118,643	¥ 825,970	¥ 1,100,080